Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrued Expenses
Accrued employee compensation and benefits	$ 3,160	$ 1,570	$ 986
Accrued research and development expenses	9,313	3,905	979
Accrued legal and professional fees	548	688	122
Other	332	49	3
Accrued expenses	$ 13,353	$ 6,212	$ 2,090